RULE 497(J) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of prospectus that would have been filed under Rule 497(c) with respect to Cavanal Hill Government Securities Money Market Fund, Cavanal Hill U.S. Treasury Fund, Cavanal Hill Active Core Fund, Cavanal Hill Mid Cap Core Equity Fund, Cavanal Hill Multi Cap Equity Income Fund, Cavanal Hill Opportunistic Fund, Cavanal Hill World Energy Fund, Cavanal Hill Bond Fund, Cavanal Hill Intermediate Bond Fund, Cavanal Hill Moderate Duration Fund, and Cavanal Hill Limited Duration Fund would not have differed from that contained in Post-Effective Amendment No. 72 filed on December 22, 2016 and effective on December 30, 2016 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 72 was filed electronically.

/s/ James L. Huntzinger*
James L. Huntzinger, President

* By Amy E. Newsome,
Attorney in Fact

January 3, 2017